CONVERTIBLE NOTES - Schedule of Convertible Notes (Details) - USD ($)			3 Months Ended					9 Months Ended	12 Months Ended		18 Months Ended
	Jun. 09, 2020	Jan. 11, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Aug. 22, 2019
Debt Instrument, Principal [Roll Forward]
New Notes								$ 193,200
Promissory Notes, net of discount				$ 2,129,016				250,000		$ 2,129,016
Net Principal Balance				2,129,016				250,000		2,129,016
Convertible Notes
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							$ 2,246,733	10,750,000	$ 2,990,583	2,246,733	$ 2,246,733
New Notes									10,750,000	995,568
Notes assigned or exchanged									(2,945,583)	934,000
Notes converted									(45,000)	(1,185,718)
Principal Balance, ending				2,990,583					10,750,000	2,990,583
Less: remaining discount				(861,567)					(2,936,952)	(861,567)
Promissory Notes, net of discount				2,129,016					7,813,048	2,129,016
Net Principal Balance				2,129,016					7,813,048	2,129,016
Penumbra Note (related party)
Debt Instrument, Principal [Roll Forward]
New Notes	$ 250,000
Convertible Debt | October 2016 Convertible Notes
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							330,000	0	330,000	330,000	330,000
New Notes									0	0
Notes assigned or exchanged									(330,000)	0
Notes converted									0	0
Principal Balance, ending				330,000					0	330,000
Less: remaining discount				0					0	0
Promissory Notes, net of discount				330,000					0	330,000
Net Principal Balance				330,000					0	330,000
Convertible Debt | 2017 St. George Convertible Note
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							1,099,233	0	617,663	1,099,233	1,099,233
New Notes									0
Adjustments										(172,500)
Notes assigned or exchanged									(617,663)	0
Notes converted									0	(309,070)
Principal Balance, ending				617,663					0	617,663
Less: remaining discount				0					0	0
Promissory Notes, net of discount				617,663					0	617,663
Net Principal Balance				617,663					0	617,663
Convertible Debt | Baybridge Convertible Note
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							62,500	0	940,600	62,500	62,500
New Notes									0	0
Notes assigned or exchanged									(940,600)	1,160,000
Notes converted				(16,900)	$ (86,000)	$ (88,500)	(90,500)		0	(281,900)
Principal Balance, ending				940,600					0	940,600
Less: remaining discount				(408,333)					0	(408,333)		$ (234,000)
Promissory Notes, net of discount				532,267					0	532,267
Net Principal Balance				532,267					0	532,267
Convertible Debt | Bellridge Convertible Note
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							455,000	0	496,000	455,000	455,000
New Notes									0	510,000
Notes assigned or exchanged									(451,000)	(226,000)
Notes converted			$ (45,000)	(41,000)	(89,000)	(47,385)	(65,615)		(45,000)	(243,000)	(288,000)
Principal Balance, ending				496,000					0	496,000
Less: remaining discount				(382,500)					0	(382,500)
Promissory Notes, net of discount				113,500					0	113,500
Net Principal Balance				113,500					0	113,500
Convertible Debt | Power Up Convertible Note
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							225,000	0	106,820	225,000	225,000
New Notes									0	149,500
Notes assigned or exchanged									(106,820)	0
Notes converted				(28,080)	$ (14,600)	$ (42,500)	(182,500)		0	(267,680)
Principal Balance, ending				106,820					0	106,820
Less: remaining discount				(26,566)					0	(26,566)
Promissory Notes, net of discount				80,254					0	80,254
Net Principal Balance				80,254					0	80,254
Convertible Debt | EMA Convertible Note
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							75,000		0	75,000	75,000
New Notes										0
Notes assigned or exchanged										(75,000)
Notes converted										0
Principal Balance, ending				0						0
Less: remaining discount				0						0
Promissory Notes, net of discount				0						0
Net Principal Balance				0						0
Convertible Debt | Widjaja Convertible Note
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							0	0	330,000	0	0
New Notes		$ 330,000							0	330,000
Notes assigned or exchanged									(330,000)	0
Notes converted									0	0
Principal Balance, ending				330,000					0	330,000
Less: remaining discount				(1)					0	(1)
Promissory Notes, net of discount				329,999					0	329,999
Net Principal Balance				329,999					0	329,999
Convertible Debt | GS Capital Partners, LLC
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning							$ 0	0	169,500	0	$ 0
New Notes									0	178,568
Notes assigned or exchanged									(169,500)	75,000
Notes converted									0	(84,068)
Principal Balance, ending				169,500					0	169,500
Less: remaining discount				(44,167)					0	(44,167)
Promissory Notes, net of discount				125,333					0	125,333
Net Principal Balance				125,333					0	125,333
Convertible Debt | Convertible Notes
Debt Instrument, Principal [Roll Forward]
Less: remaining discount								(2,493,548)	(2,936,952)
Promissory Notes, net of discount								8,256,452	7,813,048
Principal Balance								10,750,000	10,750,000
Net Principal Balance								8,256,452	7,813,048
Convertible Debt | Penumbra Note (related party)
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning								0	0
New Notes									250,000
Notes assigned or exchanged									(250,000)
Notes converted									0
Principal Balance, ending				0					0	0
Less: remaining discount									0
Promissory Notes, net of discount									0
Net Principal Balance									0
Convertible Debt | BD1 Notes (related party)
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning								10,500,000	0
New Notes									10,500,000
Notes assigned or exchanged									0
Notes converted									0
Principal Balance, ending				0					10,500,000	0
Less: remaining discount								(2,351,060)	(2,936,952)
Promissory Notes, net of discount								7,548,940	7,563,048
Principal Balance								9,900,000	10,500,000
Net Principal Balance								7,548,940	7,563,048
Convertible Debt | Nanyang Notes
Debt Instrument, Principal [Roll Forward]
Less: remaining discount								(142,488)	0
Promissory Notes, net of discount								457,512	0
Principal Balance								600,000	0
Net Principal Balance								457,512	0
Convertible Debt | Crowdex Note (related party)
Debt Instrument, Principal [Roll Forward]
Principal Balance, beginning								250,000	0
New Notes									0
Notes assigned or exchanged									250,000
Notes converted									0
Principal Balance, ending				$ 0					250,000	$ 0
Less: remaining discount								0	0
Promissory Notes, net of discount								250,000	250,000
Principal Balance								250,000	250,000
Net Principal Balance								$ 250,000	$ 250,000